Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
At cost:
Trademark	26,718	26,956	4,230
Patent	33	122	19
Copyright	97	140	22
Software	6,804	6,995	1,098
License acquired	207,835	207,600	32,577
Total	241,487	241,813	37,946
Less: accumulated depreciation	(1,853)	(5,943)	(933)
Intangible assets, net	239,634	235,870	37,013

Schedule of estimated annual amortization expense
	Amortization	Amortization
Twelve months ending December 31,	RMB	USD
2022	4,112	645
2023	4,033	633
2024	4,033	633
2025	3,501	549
2026	2,763	434
Thereafter	9,828	1,542
Total	28,270	4,436